REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 140,338	$ 118,275
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		90,333	70,404
Includes Europe, the Middle East (excluding Israel) and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	[1]	2,947	3,557
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		40,076	37,571
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 6,982	$ 6,743

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.